Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Nature of Business
Nature of Business

Note 1 – Nature of Business

Solid Power, Inc. (the “Company”) was organized on August 3, 2011, as a Colorado limited liability company. On November 11, 2011, the Company converted to a Colorado corporation. On December 3, 2012, the Company converted to a Colorado limited liability company. On March 7, 2014, the Company converted to a Colorado corporation. The Company is developing all-solid-state battery cell technology and sulfide-based solid electrolyte materials, primarily for the electric vehicle market. The Company’s intended business model is to license its all-solid-state battery cell technology to top tier battery manufacturers or automotive original equipment manufacturers, and to sell its sulfide-based solid electrolytes for incorporation into all-solid-state battery cells. As of September 30, 2021, and December 31, 2020, the Company has not derived material revenue from its principal business activities. The Company is headquartered in Louisville, Colorado.

Note 1 – Nature of Business

Solid Power, Inc. (the “Company”) was organized on August 3, 2011 as a Colorado limited liability company. On November 11, 2011, the Company converted to a Colorado corporation. On December 3, 2012, the Company converted to a Colorado limited liability company. On March 7, 2014, the Company converted to a Colorado corporation. The Company is developing all-solid-state battery cell technology and sulfide-based solid electrolyte materials, primarily for the electric vehicle market. The Company’s intended business model is to license its all-solid-state battery cell technology to top tier battery manufacturers or automotive original equipment manufacturers, and to sell its sulfide-based solid electrolytes for incorporation into all-solid-state battery cells. As of December 31, 2020 and 2019, the Company has not derived material revenue from its principal business activities. The Company is headquartered in Louisville, Colorado.